UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:              December 31, 2001
                                                            ------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia              February 1, 2002
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     77
                                        -------------

Form 13F Information Table Value Total: $ 260,201
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----
ACCLAIM ENTERTAINMENT           COM              004325205      1172   437300   SH       Sole                437300

AGNICO-EAGLE MINES              COM              008474108       674    68300   SH       Sole                 68300
AMERICAN HOME PRODUCTS CORP.    COM              026609107      2958    48200   SH       Sole                 48200
AMERICAN INT'L. GROUP           COM              026874107      4343    54700   SH       Sole                 54700
ANGLOGOLD LIMITED               COM              035128206      1275    70600   SH       Sole                 70600
APACHE CORP                     COM              037411105      3358    67320   SH       Sole                 67320
ARADIGM CORP.                   COM              038505103      1407   198200   SH       Sole                198200
ARCH COAL, INC.                 COM              039380100      1530    67400   SH       Sole                 67400
ARRIS GROUP                     COM              04269q100       937    96000   SH       Sole                 96000
BALL CORP.                      COM              058498106      8717   123300   SH       Sole                123300
BANK OF AMERICA                 COM              060505104      6301   100100   SH       Sole                100100
BARRICK GOLD CORP COM           COM              067901108      3137   196700   SH       Sole                196700
BEA SYSTEMS INC.                COM              073325102      1232    80000   SH       Sole                 80000
BERKSHIRE HATHAWAY CL.B         COM              084670207      8560     3390   SH       Sole                  3390
BIOGEN INC                      COM              090597105      5339    93100   SH       Sole                 93100
BIOMARIN PHARMACEUTICAL         COM              09061g101      2329   173300   SH       Sole                173300
BURLINGTON RESOURCES            COM              122014103      3394    90400   SH       Sole                 90400
CARDIAC SCIENCE, INC.           COM              141410209       601   135000   SH       Sole                135000
CASELLA WASTE SYSTEMS           COM              147448104      5339   360500   SH       Sole                360500
CHEVRONTEXACO CORP.             COM              166764100      2008    22406   SH       Sole                 22406
COINSTAR INC                    COM              19259p300       707    28300   SH       Sole                 28300
DARDEN RESTAURANTS, INC.        COM              237194105      2425    68500   SH       Sole                 68500
DELTA AIR LINES, INC.           COM              247361108      2780    95000   SH       Sole                 95000
DISCOVERY LABORATORIES, INC.    COM              254668106       543   146800   SH       Sole                146800
DPL INC COM                     COM              233293109       514    21325   SH       Sole                 21325
DREYER'S GRAND ICE CREAM, INC.  COM              261878102      1155    30000   SH       Sole                 30000
DUKE ENERGY                     COM              264399106      1862    47430   SH       Sole                 47430
FAIRMONT HOTELS                 COM              305204109       607    25400   SH       Sole                 25400
FLAMEL TECHNOLOGIES SPA ADR     COM              338488109       364   133900   SH       Sole                133900
HARMONIC LIGHTWAVES INC         COM              413160102       541    45000   SH       Sole                 45000
HARSCO CORP.                    COM              415864107      7484   218200   SH       Sole                218200
HILTON HOTELS                   COM              432848109      3584   328200   SH       Sole                328200
IMPAX LABORATORIES              COM              45256b101      1236    92000   SH       Sole                 92000
INHALE THERAPEUTIC SYSTEM       COM              457191104       510    27500   SH       Sole                 27500
INT'L FLAVORS & FRAGRANCES      COM              459506101      2843    95700   SH       Sole                 95700
INTL. GAME TECHNOLOGY           COM              459902102      4037    59100   SH       Sole                 59100
J.C. PENNEY CO.                 COM              708160106     11451   425700   SH       Sole                425700
JOHN HANCOCK FINANCIAL          COM              41014s106      4159   100700   SH       Sole                100700
KONINKLIJKE KPN                 COM              780641205       595   117600   SH       Sole                117600
L-3 COMMUNICATIONS              COM              502424104      2826    31400   SH       Sole                 31400
LAMAR ADVERTISING               COM              512815101      9162   216400   SH       Sole                216400
LINCOLN NATIONAL INSURANCE      COM              534187109     14148   291300   SH       Sole                291300
LOCKHEED MARTIN                 COM              539830109      4168    89300   SH       Sole                 89300
MANUGISTICS GROUP, INC.         COM              565011103      4100   194500   SH       Sole                194500
MARRIOTT INTERNATIONAL          COM              571903202      6240   153500   SH       Sole                153500
MATTEL INC.                     COM              577081102      2540   147700   SH       Sole                147700
MCI WORLDCOM, INC.              COM              98157d106      3545   251800   SH       Sole                251800
MEDAREX, INC.                   COM              583916101      3069   170900   SH       Sole                170900
METALINK                        COM              m69897102      1997   363100   SH       Sole                363100
MISONIX, INC.                   COM              604871103      1060   111600   SH       Sole                111600
NABORS INDUSTRIES               COM              629568106      3636   105900   SH       Sole                105900
NEWMONT MINING CORP.            COM              651639106      9234   483200   SH       Sole                483200
PATHMARK STORES                 COM              70322a101     16973   688300   SH       Sole                688300
PATTERSON ENERGY                COM              703481101       988    42400   SH       Sole                 42400
PEOPLESOFT INC                  COM              712713106      1130    28100   SH       Sole                 28100
PFIZER INC COM                  COM              717081103      8241   206800   SH       Sole                206800
PHILIP MORRIS CO., INC.         COM              718154107      7643   166700   SH       Sole                166700
PRAECIS PHARMACEUTICALS         COM              739421105      1236   212400   SH       Sole                212400
PRUDENTIAL FINANCIAL            COM              744320102       996    30000   SH       Sole                 30000
REGISTER.COM                    COM              75914g101      1187   103200   SH       Sole                103200
ROSS STORES INC                 COM              778296103      4867   151700   SH       Sole                151700
SAP AG SPONSORED ADR            COM              803054204      3199   100200   SH       Sole                100200
SEALED AIR CORP.                COM              81211k100      2041    50000   SH       Sole                 50000
UST CORP.                       COM              902911106      2733    78100   SH       Sole                 78100
WASTE MANAGEMENT INC            COM              94106l109     21345   668900   SH       Sole                668900
WHOLE FOODS MARKET, INC.        COM              966837106      4386   100700   SH       Sole                100700
AMZN PUT 1/18/03 15.00          PUT              02313q8mc       455      700   SH  PUT  Sole                   700
COF PUT 6/22/02 50.00           PUT              14040h8rj       385      785   SH  PUT  Sole                   785
FLM PUT 7/20/02 25.00           PUT              3391308se       337      450   SH  PUT  Sole                   450
JPM PUT 1/18/03 40.00           PUT              16161g8mh       836     1100   SH  PUT  Sole                  1100
KRB PUT 3/16/02 37.50           PUT              55262l80u       259      740   SH  PUT  Sole                   740
MXT PUT 1/19/02 35.00           PUT              5915988mg       532      585   SH  PUT  Sole                   585
MXT PUT 4/20/02 30.00           PUT              5915988pf       296      455   SH  PUT  Sole                   455
ONE PUT 1/18/03 40              PUT              0589078mh       509     1083   SH  PUT  Sole                  1083
PLMD PUT 3/16/02 20.00          PUT              73173880d      1437     2817   SH  PUT  Sole                  2817
PVN PUT 1/19/02 55.00           PUT              74407k8ak       565      111   SH  PUT  Sole                   111
VRSN PUT 1/18/03 40.00          PUT              9229488mh       316      270   SH  PUT  Sole                   270
PTMK CALL 4/20/02 22.50         CALL             70322a9dx       748     2077   SH  CALL Sole                  2077
REPORT SUMMARY                               77 DATA RECORDS  260201            1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED





